Other Intangible Assets, Net - Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite Lived Intangible Assets [Line Items]
Gross Amount	$ 1,714	$ 1,669
Accumulated Amortization	(1,309)	(1,231)
Net Amount	405	438
Technologies & Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Gross Amount	1,064	1,050
Accumulated Amortization	(795)	(746)
Net Amount	269	304
Purchased and Internally Developed Software [Member]
Finite Lived Intangible Assets [Line Items]
Gross Amount	609	567
Accumulated Amortization	(514)	(485)
Net Amount	95	82
Technologies in Progress [Member]
Finite Lived Intangible Assets [Line Items]
Gross Amount	41	52
Net Amount	$ 41	$ 52